Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 5,114,175	$ 893,020
Restricted cash	1,390,403	1,807,485
Accounts receivable, net	21,657	845,800
Accounts receivable - related parties, net		435,513
Advances to suppliers	39,806	77,280
Inventories, net	473,216	3,019,804
Due from related parties, net		43,554
Prepayments and other current assets	153,633	680,606
Total current assets	7,192,890	7,803,062
NON-CURRENT ASSETS
Property, plant and equipment, net	6,562,669	8,410,525
Land use rights, net	973,224	1,014,538
Long-term investments	71,757	201,281
Operating lease right-of-use assets - related parties	286,670
Total non-current assets	7,894,320	9,626,344
Total assets	15,087,210	17,429,406
CURRENT LIABILITIES:
Accounts payable	3,436,939	6,220,375
Accounts payable - related parties	116,834	125,126
Notes payable	908,008	2,462,044
Advances from customers	116,155	160,828
Bank overdrafts	78,320
Short term loans	7,624,061	8,263,038
Short term loans - related parties	892,510	1,061,360
Current portion of long term loans - related party		68,673
Taxes payable	57,521	44,319
Due to related parties	39,387	45,146
Operating lease liabilities - related parties, current	137,347
Other current liabilities	1,054,818	692,669
Total current liabilities	14,461,900	19,143,578
NON-CURRENT LIABILITIES:
Deferred tax liabilities	1,036	4,929
Long term loans - related party, non-current		217,466
Operating lease liabilities - related party, non-current	286,875
Total liabilities	14,749,811	19,365,973
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock ($0.001 par value; 200,000,000 shares authorized; 45,849,995 and 10,516,662 shares issued and outstanding at December 31, 2019 and 2018, respectively)	45,850	10,517
Additional paid-in capital	21,963,678	10,999,011
Statutory reserves	160,014	160,014
Accumulated deficit	(21,974,651)	(13,349,232)
Accumulated other comprehensive income	142,516	243,470
Total TDH Holdings, Inc. stockholders' equity (deficit)	337,407	(1,936,220)
Noncontrolling interest	(8)	(347)
Total stockholders' equity (deficit)	337,399	(1,936,567)
Total liabilities and stockholders' equity (deficit)	$ 15,087,210	$ 17,429,406